Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value added tax recoverable	$ 328	$ 118
Rental and utility deposit	19	15
Advance to suppliers	410	123
Prepayment	654	403
Coupon and dividend receivable	93	140
Others	915	859
Total prepaid expenses and other current assets	$ 2,419	$ 1,658